Commitments and Contingent Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingent Liabilities [Line Items]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 6 — COMMITMENTS AND CONTINGENT LIABILITIES:

During 2009 to 2020, the Company received several approvals from the IIA for participation in research and development activities performed by the Company (“Support Grants”) in a total amount of $5.8 million.

The Company is obligated to pay royalties to the IIA amounting to 3%-5% of the sales of the core products and other related revenues generated from such projects, up to 100% of the Support Grants received, linked to the U.S. dollar and bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required. In October 2023, it was published that the interest rate on the Support Grants will be replaced with the 12-month term Secured Overnight Financing Rate (SOFR) published on the first trading day of each calendar year.

As of December 31, 2023, the total royalty amount that may be payable by the Company is approximately $5.8 million ($6.4 million including interest).

MORINGA ACQUISITION CORP [Member]
Commitments and Contingent Liabilities [Line Items]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 5 - COMMITMENTS AND CONTINGENCIES:

a.	Underwriters’ deferred discount

Under the Business Combination Marketing Agreement, the Company shall pay an additional fee (hereafter – the Deferred Commission) of 3.5% of the gross proceeds of the Public Offering (or $4,025,000) payable upon the Company’s completion of the Initial Business Combination. The Deferred Commission will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes an Initial Business Combination.

b.	Advisory and Placement Agent Agreement with Cohen & Company

Refer to Note 9(d) for information regarding the agreement entered into after the balance sheet date.

c.	Nasdaq Deficiency Notice

Third Deficiency Notice

On February 20, 2024, the Company received a notice from the staff of the Listing Qualifications Department of The Nasdaq Stock Market LLC indicating that unless the Company timely requests a hearing before the Nasdaq Hearings Panel (hereafter - the Panel), trading of the Company’s securities on The Nasdaq Capital Market would be suspended at the opening of business on February 29, 2024, due to the Company’s non-compliance with Nasdaq IM-5101-2, which requires that a special purpose acquisition company complete one or more business combinations within 36 months of the effectiveness of its IPO registration statement.

The Company timely requested a hearing before the Panel to request sufficient time to complete its previously disclosed proposed business combination with Silexion. The hearing request has resulted in a stay of any suspension or delisting action pending the hearing, which was held on April 23, 2024.

On April 23, 2024, the Company participated in a hearing with Nasdaq in which the Company presented its request that Nasdaq provide the Company an additional six months to remedy the Company’s non-compliance with Nasdaq IM-5101-2, which requires that a special purpose acquisition company complete one or more business combinations within 36 months of the effectiveness of its IPO registration statement. The Company’s plan for regaining compliance focused on the Company’s efforts to complete its previously disclosed Proposed Business Combination with Silexion. On May 10, 2024, the Company received the results of the hearing, under which Nasdaq approved the Company’s request for a six-month extension— until the Second Extension Date— to remain listed on Nasdaq and complete its proposed business combination.

NOTE 5 — COMMITMENTS AND CONTINGENCIES:

a.	Underwriters’ Deferred Discount

Under the Business Combination Marketing Agreement, the Company shall pay an additional fee (hereafter — the Deferred Commission) of 3.5% of the gross proceeds of the Public Offering (or $4,025,000) payable upon the Company’s completion of the Initial Business Combination. The Deferred Commission will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes an Initial Business Combination.

b.	Nasdaq Deficiency Notices

First Deficiency Notice

On March 28, 2023 the Company received a notice from the Nasdaq Listing Qualifications Department indicating that it is not in compliance with Nasdaq Listing Rule 5550(a)(3) (hereafter — the First Deficiency), according to which the Company must satisfy the Minimum Public Holders Rule which requires listed companies to have at least 300 public holders. The Company has submitted its compliance plan on May 11, 2023 which was accepted by Nasdaq, which has then granted an extension of up to 180 calendar days from the date of the notice — until September 24, 2023 — to evidence compliance with the rule.

On September 27, 2023 the Company received a notice from the Nasdaq Listing Qualifications Department indicating that it has regained compliance with the First Deficiency.

Second Deficiency Notice

On June 15, 2023 the Company received another notice from Nasdaq Listing Qualifications Department indicating that it is not in compliance with Nasdaq Listing Rule 5550(b)(2) (hereafter — the Second Deficiency), according to which the Company must sustain a market value of listed securities of at least $35 million, for continued listing on the Nasdaq Capital Market. The notice was only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on the Nasdaq Capital Market.